Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Summary of Bank's Capital Amount and Ratios and Regulatory Thresholds

The following table shows the Bank’s capital amounts and ratios and regulatory thresholds at December 31, 2016 and 2015. (dollars in thousands)

	Actual		Minimum for Capital Adequacy Purposes		Minimum to be Well Capitalized
	Amount	%	Amount	%	Amount	%
December 31, 2016
Common Equity Tier 1 Capital to Risk-Weighted Assets	$93,083	12.93%	$32,387	4.50%	$46,781	6.50%
Tier I Capital to Risk-Weighted Assets	93,083	12.93	43,183	6.00	57,577	8.00
Total Capital to Risk-Weighted Assets	96,357	13.39	57,577	8.00	71,971	10.00
Tier I Capital to Total Assets	93,083	12.10	30,771	4.00	38,464	5.00

December 31, 2015
Common Equity Tier 1 Capital to Risk-Weighted Assets	$45,056	12.44%	$16,297	4.50%	$23,540	6.50%
Tier I Capital to Risk-Weighted Assets	45,056	12.44	21,729	6.00	28,972	8.00
Total Capital to Risk-Weighted Assets	47,567	13.13	28,972	8.00	36,215	10.00
Tier I Capital to Total Assets	45,056	9.76	18,466	4.00	23,082	5.00